SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basis of Presentation and Principles of Consolidation (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Current assets:
Cash and cash equivalents	$ 9,819,570	$ 9,817,254
Accounts receivable, net	4,253,629	1,543,160
Bank acceptance receivable	2,911,999	3,337,137
Inventories, net	20,103,215	5,049,688
Prepayment to suppliers, net	3,578,467	803,924
Other current assets	9,883,888	894,460
TOTAL CURRENT ASSETS	51,546,533	29,769,210
Property and equipment, net	10,724,358	8,610,279
Construction in progress	4,031,448	5,640,063
Intangible assets, net	4,487,581	4,539,347
Goodwill	350,849,431
Operating lease right of use assets	315,959
Deferred tax assets	246,404	424,474
Other long term assets	117,478
TOTAL ASSETS	433,814,485	53,003,728
Current liabilities:
Bank loans	1,618,465
Insurance premium payables	1,328,853
Accounts payable	6,555,588	4,125,597
Contract liabilities	3,142,515	489,784
Deferred government grants - current	80,032	78,718
Taxes payable	907,264	315,328
Operating lease liabilities, current	240,943
Accrued expenses and other payables	27,383,244	915,032
TOTAL CURRENT LIABILITIES	41,597,527	8,775,985
Operating lease liabilities, noncurrent	79,311
Deferred government grants - noncurrent	240,154	134,394
TOTAL LIABILITIES	41,916,992	8,910,379
Revenue	37,919,425	25,097,951	$ 46,471,478
(loss) Income from operations	(19,938,224)	(2,137,142)	(7,902,904)
Net (loss) income	(19,941,242)	(1,442,830)	(7,780,620)
Net cash provided by operating activities	(2,372,437)	544,238	312,209
Net cash used in investing activities	(162,908)	983,418	(4,742,445)
Net cash provided by (used in) financing activities	2,618,921	(491,728)	(2,921,084)
Effect of exchange rate on cash	(80,390)	1,305,079	(151,446)
Net increase (decrease) in Cash, cash equivalents and restricted cash	3,186	2,341,007	(7,502,766)
Nonrelated party
Current liabilities:
Contract liabilities	1,020,067	489,784
Related party
Current liabilities:
Contract liabilities	2,122,448
VIE and its subsidiaries
Current assets:
Cash and cash equivalents	8,163,770	4,474,803
Accounts receivable, net	4,244,340	1,542,956
Bank acceptance receivable	2,911,999	3,337,137
Inventories, net	6,343,756	5,049,688
Prepayment to suppliers, net	1,791,824	803,767
Other current assets	7,878,719	791,439
TOTAL CURRENT ASSETS	31,334,408	15,999,790
Property and equipment, net	8,066,240	6,525,047
Construction in progress	4,031,448	5,640,063
Intangible assets, net	3,358,390	3,461,132
Goodwill	137,545,159
Operating lease right of use assets	315,959
Deferred tax assets	240,503	390,242
Other long term assets	106,923
TOTAL ASSETS	184,999,030	32,016,274
Current liabilities:
Bank loans	1,618,465
Insurance premium payables	1,328,853
Accounts payable	6,423,151	4,120,956
Deferred government grants - current	80,032	78,718
Taxes payable	900,792	316,789
Operating lease liabilities, current	240,943
Accrued expenses and other payables	5,597,865	914,756
TOTAL CURRENT LIABILITIES	17,543,625	5,921,003
Operating lease liabilities, noncurrent	79,311
Deferred government grants - noncurrent	240,154	134,394
TOTAL LIABILITIES	17,863,090	6,055,397
Revenue	37,621,473	25,097,953	46,471,478
(loss) Income from operations	(436,272)	622,896	(1,722,218)
Net (loss) income	(4,179)	704,119	(1,674,516)
Net cash provided by operating activities	3,082,400	182,190	1,203,386
Net cash used in investing activities	(2,029,927)	(2,333,429)	(3,700,105)
Net cash provided by (used in) financing activities	798,545	(491,728)	(1,190,278)
Effect of exchange rate on cash	1,837,949	241,575	(123,754)
Net increase (decrease) in Cash, cash equivalents and restricted cash	3,688,967	(2,401,392)	$ (3,810,751)
VIE and its subsidiaries | Nonrelated party
Current liabilities:
Contract liabilities	1,004,210	$ 489,784
VIE and its subsidiaries | Related party
Current liabilities:
Contract liabilities	$ 349,314